EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employer's contribution (as a percent)	16.00%
Defined contributions schemes expense	$ 17,753	$ 14,362	$ 8,064
Percentage of applicable salaries contributed by the employer for housing funds	8.00%
Amount of contribution by the employer for medical insurance benefits, housing funds, unemployment and other statutory benefits	$ 15,918	$ 13,584	$ 11,486
Minimum
Percentage of applicable salaries contributed by the employer for medical insurance benefits	6.00%
Percentage of applicable salaries contributed by the employer for unemployment benefits	0.50%
Percentage of applicable salaries contributed by the employer for other statutory benefits	0.90%
Maximum
Percentage of applicable salaries contributed by the employer for medical insurance benefits	8.50%
Percentage of applicable salaries contributed by the employer for unemployment benefits	0.70%
Percentage of applicable salaries contributed by the employer for other statutory benefits	2.50%